As filed with the Securities and Exchange Commission on August 28, 2013.

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07495

TRANSAMERICA PARTNERS FUNDS GROUP II

(Exact Name of Registrant as Specified in Charter)

570 Carillon Parkway, St. Petersburg, Florida 33716

(Address of Principal Executive Offices)  (Zip Code)

Registrant’s Telephone Number, including Area Code:  (727) 299-1800

Dennis P. Gallagher, Esq. P.O. Box 9012, Clearwater, Florida  33758-9771

(Name and Address of Agent for Service)

Date of fiscal year end: December 31

Date of reporting period: July 1, 2012 – June 30, 2013

Transamerica Partners Funds Group II

Transamerica Partners Institutional Balanced

Transamerica Partners Institutional Core Bond

Transamerica Partners Institutional High Quality Bond

Transamerica Partners Institutional High Yield Bond

Transamerica Partners Institutional Inflation-Protected Securities

Transamerica Partners Institutional International Equity

Transamerica Partners Institutional Large Core

Transamerica Partners Institutional Large Growth

Transamerica Partners Institutional Large Value

Transamerica Partners Institutional Mid Growth

Transamerica Partners Institutional Mid Value

Transamerica Partners Institutional Money Market

Transamerica Partners Institutional Small Core

Transamerica Partners Institutional Small Growth

Transamerica Partners Institutional Small Value

Each of the above funds is fully invested in a corresponding series of Transamerica Partners Portfolios. To view each underlying portfolio’s voting record for the reporting period, please refer to the Form N-PX filed August 28, 2013 for Transamerica Partners Portfolios, Investment Company Act #811-08272 (CIK #0000917153).

Transamerica Partners Funds Group II

Transamerica Asset Allocation - Short Horizon

Transamerica Asset Allocation - Short/Intermediate Horizon

Transamerica Asset Allocation - Intermediate Horizon

Transamerica Asset Allocation - Intermediate/Long Horizon

Transamerica Asset Allocation - Long Horizon

Each of the above funds is fully invested in certain series of Transamerica Partners Funds Group. To view each underlying portfolio’s voting record for the reporting period, please refer to the Form N-PX filed August 28, 2013 for Transamerica Partners Funds Group, Investment Company Act #811-07674 (CIK #0000902844).

Transamerica Partners Institutional Stock Index

Transamerica Partners Institutional Stock Index is fully invested in a corresponding series of Master Investment Portfolio. To view the voting record of Master Investment Portfolio for the reporting period, please refer to the Form N-PX filed on or about August 30, 2013 for Master Investment Portfolio, Investment Company Act #811-08162 (CIK #0000915092).

=========== Transamerica Partners Institutional Balanced ============

This fund is structured as a master feeder fund, which invests all of its assets in an underlying master portfolio. To view the corresponding master fund’s voting record for the reporting period, please refer to the Form N-PX filed August 28, 2013 for Transamerica Partners Portfolios, Investment Company Act #811-08272 (CIK #0000917153). The fund echo voted as follows on matters presented to Transamerica Partners Portfolios’ shareholders during the reporting period:

Meeting Date: February 26, 2013

Record Date: October 31, 2012

Transamerica Partners Balanced Portfolio

Proposal No.	Description of Proposal	Proponent	Mgmt Rec	Vote Cast	For/Against Mgmt
1	To Elect Board Members	Mgmt	For	Echo	Echo
2	Approval of Changes to Fundamental Investment Policies: (A) Underwriting, (B) Real Estate And (C) Concentration	Mgmt	For	Echo	Echo
3	Approval of a New Investment Sub-Advisory Agreement*	Mgmt	For	Echo	Echo

*Only Transamerica Partners Money Market Portfolio

=========== Transamerica Partners Institutional Core Bond ============

This fund is structured as a master feeder fund, which invests all of its assets in an underlying master portfolio. To view the corresponding master fund’s voting record for the reporting period, please refer to the Form N-PX filed August 28, 2013 for Transamerica Partners Portfolios, Investment Company Act #811-08272 (CIK #0000917153). The fund echo voted as follows on matters presented to Transamerica Partners Portfolios’ shareholders during the reporting period:

Meeting Date: February 26, 2013

Record Date: October 31, 2012

Transamerica Partners Core Bond Portfolio

Proposal No.	Description of Proposal	Proponent	Mgmt Rec	Vote Cast	For/Against Mgmt
1	To Elect Board Members	Mgmt	For	Echo	Echo
2	Approval of Changes to Fundamental Investment Policies: (A) Underwriting, (B) Real Estate And (C) Concentration	Mgmt	For	Echo	Echo
3	Approval of a New Investment Sub-Advisory Agreement*	Mgmt	For	Echo	Echo

*Only Transamerica Partners Money Market Portfolio

=========== Transamerica Partners Institutional High Quality Bond ============

This fund is structured as a master feeder fund, which invests all of its assets in an underlying master portfolio. To view the corresponding master fund’s voting record for the reporting period, please refer to the Form N-PX filed August 28, 2013 for Transamerica Partners Portfolios, Investment Company Act #811-08272 (CIK #0000917153). The fund echo voted as follows on matters presented to Transamerica Partners Portfolios’ shareholders during the reporting period:

Meeting Date: February 26, 2013

Record Date: October 31, 2012

Transamerica Partners High Quality Bond Portfolio

Proposal No.	Description of Proposal	Proponent	Mgmt Rec	Vote Cast	For/Against Mgmt
1	To Elect Board Members	Mgmt	For	Echo	Echo
2	Approval of Changes to Fundamental Investment Policies: (A) Underwriting, (B) Real Estate And (C) Concentration	Mgmt	For	Echo	Echo
3	Approval of a New Investment Sub-Advisory Agreement*	Mgmt	For	Echo	Echo

*Only Transamerica Partners Money Market Portfolio

=========== Transamerica Partners Institutional High Yield Bond ============

This fund is structured as a master feeder fund, which invests all of its assets in an underlying master portfolio. To view the corresponding master fund’s voting record for the reporting period, please refer to the Form N-PX filed August 28, 2013 for Transamerica Partners Portfolios, Investment Company Act #811-08272 (CIK #0000917153). The fund echo voted as follows on matters presented to Transamerica Partners Portfolios’ shareholders during the reporting period:

Meeting Date: February 26, 2013

Record Date: October 31, 2012

Transamerica Partners High Yield Bond Portfolio

Proposal No.	Description of Proposal	Proponent	Mgmt Rec	Vote Cast	For/Against Mgmt
1	To Elect Board Members	Mgmt	For	Echo	Echo
2	Approval of Changes to Fundamental Investment Policies: (A) Underwriting, (B) Real Estate And (C) Concentration	Mgmt	For	Echo	Echo
3	Approval of a New Investment Sub-Advisory Agreement*	Mgmt	For	Echo	Echo

*Only Transamerica Partners Money Market Portfolio

=========== Transamerica Partners Institutional Inflation-Protected Securities ============

This fund is structured as a master feeder fund, which invests all of its assets in an underlying master portfolio. To view the corresponding master fund’s voting record for the reporting period, please refer to the Form N-PX filed August 28, 2013 for Transamerica Partners Portfolios, Investment Company Act #811-08272 (CIK #0000917153). The fund echo voted as follows on matters presented to Transamerica Partners Portfolios’ shareholders during the reporting period:

Meeting Date: February 26, 2013

Record Date: October 31, 2012

Transamerica Partners Inflation-Protected Securities Portfolio

Proposal No.	Description of Proposal	Proponent	Mgmt Rec	Vote Cast	For/Against Mgmt
1	To Elect Board Members	Mgmt	For	Echo	Echo
2	Approval of Changes to Fundamental Investment Policies: (A) Underwriting, (B) Real Estate And (C) Concentration	Mgmt	For	Echo	Echo
3	Approval of a New Investment Sub-Advisory Agreement*	Mgmt	For	Echo	Echo

*Only Transamerica Partners Money Market Portfolio

=========== Transamerica Partners Institutional International Equity ============

This fund is structured as a master feeder fund, which invests all of its assets in an underlying master portfolio. To view the corresponding master fund’s voting record for the reporting period, please refer to the Form N-PX filed August 28, 2013 for Transamerica Partners Portfolios, Investment Company Act #811-08272 (CIK #0000917153). The fund echo voted as follows on matters presented to Transamerica Partners Portfolios’ shareholders during the reporting period:

Meeting Date: February 26, 2013

Record Date: October 31, 2012

Transamerica Partners International Equity Portfolio

Proposal No.	Description of Proposal	Proponent	Mgmt Rec	Vote Cast	For/Against Mgmt
1	To Elect Board Members	Mgmt	For	Echo	Echo
2	Approval of Changes to Fundamental Investment Policies: (A) Underwriting, (B) Real Estate And (C) Concentration	Mgmt	For	Echo	Echo
3	Approval of a New Investment Sub-Advisory Agreement*	Mgmt	For	Echo	Echo

*Only Transamerica Partners Money Market Portfolio

=========== Transamerica Partners Institutional Large Core ============

This fund is structured as a master feeder fund, which invests all of its assets in an underlying master portfolio. To view the corresponding master fund’s voting record for the reporting period, please refer to the Form N-PX filed August 28, 2013 for Transamerica Partners Portfolios, Investment Company Act #811-08272 (CIK #0000917153). The fund echo voted as follows on matters presented to Transamerica Partners Portfolios’ shareholders during the reporting period:

Meeting Date: February 26, 2013

Record Date: October 31, 2012

Transamerica Partners Large Core Portfolio

Proposal No.	Description of Proposal	Proponent	Mgmt Rec	Vote Cast	For/Against Mgmt
1	To Elect Board Members	Mgmt	For	Echo	Echo
2	Approval of Changes to Fundamental Investment Policies: (A) Underwriting, (B) Real Estate And (C) Concentration	Mgmt	For	Echo	Echo
3	Approval of a New Investment Sub-Advisory Agreement*	Mgmt	For	Echo	Echo

*Only Transamerica Partners Money Market Portfolio

=========== Transamerica Partners Institutional Large Growth ============

This fund is structured as a master feeder fund, which invests all of its assets in an underlying master portfolio. To view the corresponding master fund’s voting record for the reporting period, please refer to the Form N-PX filed August 28, 2013 for Transamerica Partners Portfolios, Investment Company Act #811-08272 (CIK #0000917153). The fund echo voted as follows on matters presented to Transamerica Partners Portfolios’ shareholders during the reporting period:

Meeting Date: February 26, 2013

Record Date: October 31, 2012

Transamerica Partners Large Growth Portfolio

Proposal No.	Description of Proposal	Proponent	Mgmt Rec	Vote Cast	For/Against Mgmt
1	To Elect Board Members	Mgmt	For	Echo	Echo
2	Approval of Changes to Fundamental Investment Policies: (A) Underwriting, (B) Real Estate And (C) Concentration	Mgmt	For	Echo	Echo
3	Approval of a New Investment Sub-Advisory Agreement*	Mgmt	For	Echo	Echo

*Only Transamerica Partners Money Market Portfolio

=========== Transamerica Partners Institutional Large Value ============

This fund is structured as a master feeder fund, which invests all of its assets in an underlying master portfolio. To view the corresponding master fund’s voting record for the reporting period, please refer to the Form N-PX filed August 28, 2013 for Transamerica Partners Portfolios, Investment Company Act #811-08272 (CIK #0000917153). The fund echo voted as follows on matters presented to Transamerica Partners Portfolios’ shareholders during the reporting period:

Meeting Date: February 26, 2013

Record Date: October 31, 2012

Transamerica Partners Large Value Portfolio

Proposal No.	Description of Proposal	Proponent	Mgmt Rec	Vote Cast	For/Against Mgmt
1	To Elect Board Members	Mgmt	For	Echo	Echo
2	Approval of Changes to Fundamental Investment Policies: (A) Underwriting, (B) Real Estate And (C) Concentration	Mgmt	For	Echo	Echo
3	Approval of a New Investment Sub-Advisory Agreement*	Mgmt	For	Echo	Echo

*Only Transamerica Partners Money Market Portfolio

=========== Transamerica Partners Institutional Mid Growth ============

This fund is structured as a master feeder fund, which invests all of its assets in an underlying master portfolio. To view the corresponding master fund’s voting record for the reporting period, please refer to the Form N-PX filed August 28, 2013 for Transamerica Partners Portfolios, Investment Company Act #811-08272 (CIK #0000917153). The fund echo voted as follows on matters presented to Transamerica Partners Portfolios’ shareholders during the reporting period:

Meeting Date: February 26, 2013

Record Date: October 31, 2012

Transamerica Partners Mid Growth Portfolio

Proposal No.	Description of Proposal	Proponent	Mgmt Rec	Vote Cast	For/Against Mgmt
1	To Elect Board Members	Mgmt	For	Echo	Echo
2	Approval of Changes to Fundamental Investment Policies: (A) Underwriting, (B) Real Estate And (C) Concentration	Mgmt	For	Echo	Echo
3	Approval of a New Investment Sub-Advisory Agreement*	Mgmt	For	Echo	Echo

*Only Transamerica Partners Money Market Portfolio

=========== Transamerica Partners Institutional Mid Value ============

This fund is structured as a master feeder fund, which invests all of its assets in an underlying master portfolio. To view the corresponding master fund’s voting record for the reporting period, please refer to the Form N-PX filed August 28, 2013 for Transamerica Partners Portfolios, Investment Company Act #811-08272 (CIK #0000917153). The fund echo voted as follows on matters presented to Transamerica Partners Portfolios’ shareholders during the reporting period:

Meeting Date: February 26, 2013

Record Date: October 31, 2012

Transamerica Partners Mid Value Portfolio

Proposal No.	Description of Proposal	Proponent	Mgmt Rec	Vote Cast	For/Against Mgmt
1	To Elect Board Members	Mgmt	For	Echo	Echo
2	Approval of Changes to Fundamental Investment Policies: (A) Underwriting, (B) Real Estate And (C) Concentration	Mgmt	For	Echo	Echo
3	Approval of a New Investment Sub-Advisory Agreement*	Mgmt	For	Echo	Echo

*Only Transamerica Partners Money Market Portfolio

=========== Transamerica Partners Institutional Money Market ============

This fund is structured as a master feeder fund, which invests all of its assets in an underlying master portfolio. To view the corresponding master fund’s voting record for the reporting period, please refer to the Form N-PX filed August 28, 2013 for Transamerica Partners Portfolios, Investment Company Act #811-08272 (CIK #0000917153). The fund echo voted as follows on matters presented to Transamerica Partners Portfolios’ shareholders during the reporting period:

Meeting Date: February 26, 2013

Record Date: October 31, 2012

Transamerica Partners Money Market Portfolio

Proposal No.	Description of Proposal	Proponent	Mgmt Rec	Vote Cast	For/Against Mgmt
1	To Elect Board Members	Mgmt	For	Echo	Echo
2	Approval of Changes to Fundamental Investment Policies: (A) Underwriting, (B) Real Estate And (C) Concentration	Mgmt	For	Echo	Echo
3	Approval of a New Investment Sub-Advisory Agreement*	Mgmt	For	Echo	Echo

*Only Transamerica Partners Money Market Portfolio

=========== Transamerica Partners Institutional Small Core ============

This fund is structured as a master feeder fund, which invests all of its assets in an underlying master portfolio. To view the corresponding master fund’s voting record for the reporting period, please refer to the Form N-PX filed August 28, 2013 for Transamerica Partners Portfolios, Investment Company Act #811-08272 (CIK #0000917153). The fund echo voted as follows on matters presented to Transamerica Partners Portfolios’ shareholders during the reporting period:

Meeting Date: February 26, 2013

Record Date: October 31, 2012

Transamerica Partners Small Core Portfolio

Proposal No.	Description of Proposal	Proponent	Mgmt Rec	Vote Cast	For/Against Mgmt
1	To Elect Board Members	Mgmt	For	Echo	Echo
2	Approval of Changes to Fundamental Investment Policies: (A) Underwriting, (B) Real Estate And (C) Concentration	Mgmt	For	Echo	Echo
3	Approval of a New Investment Sub-Advisory Agreement*	Mgmt	For	Echo	Echo

*Only Transamerica Partners Money Market Portfolio

=========== Transamerica Partners Institutional Small Growth ============

This fund is structured as a master feeder fund, which invests all of its assets in an underlying master portfolio. To view the corresponding master fund’s voting record for the reporting period, please refer to the Form N-PX filed August 28, 2013 for Transamerica Partners Portfolios, Investment Company Act #811-08272 (CIK #0000917153). The fund echo voted as follows on matters presented to Transamerica Partners Portfolios’ shareholders during the reporting period:

Meeting Date: February 26, 2013

Record Date: October 31, 2012

Transamerica Partners Small Growth Portfolio

Proposal No.	Description of Proposal	Proponent	Mgmt Rec	Vote Cast	For/Against Mgmt
1	To Elect Board Members	Mgmt	For	Echo	Echo
2	Approval of Changes to Fundamental Investment Policies: (A) Underwriting, (B) Real Estate And (C) Concentration	Mgmt	For	Echo	Echo
3	Approval of a New Investment Sub-Advisory Agreement*	Mgmt	For	Echo	Echo

*Only Transamerica Partners Money Market Portfolio

=========== Transamerica Partners Institutional Small Value ============

This fund is structured as a master feeder fund, which invests all of its assets in an underlying master portfolio. To view the corresponding master fund’s voting record for the reporting period, please refer to the Form N-PX filed August 28, 2013 for Transamerica Partners Portfolios, Investment Company Act #811-08272 (CIK #0000917153). The fund echo voted as follows on matters presented to Transamerica Partners Portfolios’ shareholders during the reporting period:

Meeting Date: February 26, 2013

Record Date: October 31, 2012

Transamerica Partners Small Value Portfolio

Proposal No.	Description of Proposal	Proponent	Mgmt Rec	Vote Cast	For/Against Mgmt
1	To Elect Board Members	Mgmt	For	Echo	Echo
2	Approval of Changes to Fundamental Investment Policies: (A) Underwriting, (B) Real Estate And (C) Concentration	Mgmt	For	Echo	Echo
3	Approval of a New Investment Sub-Advisory Agreement*	Mgmt	For	Echo	Echo

*Only Transamerica Partners Money Market Portfolio

=========== Transamerica Asset Allocation – Intermediate Horizon ============

This fund is a fund-of-funds that is fully invested in various funds listed under this filing and in the Form N-PX filed on August 28, 2013 for Transamerica Partners Funds Group, Investment Company Act #811-07674 (CIK #0000902844). The fund echo voted as follows on matters presented to Transamerica Partners Funds Group’s shareholders during the reporting period:

Meeting Date: February 26, 2013

Record Date: October 31, 2012

Transamerica Partners Core Bond

Transamerica Partners High Quality Bond

Transamerica Partners High Yield Bond

Transamerica Partners Inflation-Protected Securities

Transamerica Partners International Equity

Transamerica Partners Large Growth

Transamerica Partners Large Value

Transamerica Partners Mid Growth

Transamerica Partners Mid Value

Transamerica Partners Money Market

Transamerica Partners Small Growth

Transamerica Partners Small Value

Proposal No.	Description of Proposal	Proponent	Mgmt Rec	Vote Cast	For/Against Mgmt
1	To Elect Board Members	Mgmt	For	Echo	Echo
2	Approval of Changes to Fundamental Investment Policies: (A) Underwriting, (B) Real Estate And (C) Concentration	Mgmt	For	Echo	Echo
3	Approval of a New Investment Sub-Advisory Agreement*	Mgmt	For	Echo	Echo

*Only Transamerica Partners Money Market Portfolio

======== Transamerica Asset Allocation – Intermediate/Long Horizon =========

This fund is a fund-of-funds that is fully invested in various funds listed under this filing and in the Form N-PX filed on August 28, 2013 for Transamerica Partners Funds Group, Investment Company Act #811-07674 (CIK #0000902844). The fund echo voted as follows on matters presented to Transamerica Partners Funds Group’s shareholders during the reporting period:

Meeting Date: February 26, 2013

Record Date: October 31, 2012

Transamerica Partners Core Bond

Transamerica Partners High Quality Bond

Transamerica Partners High Yield Bond

Transamerica Partners Inflation-Protected Securities

Transamerica Partners International Equity

Transamerica Partners Large Growth

Transamerica Partners Large Value

Transamerica Partners Mid Growth

Transamerica Partners Mid Value

Transamerica Partners Money Market

Transamerica Partners Small Growth

Transamerica Partners Small Value

Proposal No.	Description of Proposal	Proponent	Mgmt Rec	Vote Cast	For/Against Mgmt
1	To Elect Board Members	Mgmt	For	Echo	Echo
2	Approval of Changes to Fundamental Investment Policies: (A) Underwriting, (B) Real Estate And (C) Concentration	Mgmt	For	Echo	Echo
3	Approval of a New Investment Sub-Advisory Agreement*	Mgmt	For	Echo	Echo

*Only Transamerica Partners Money Market Portfolio

=========== Transamerica Asset Allocation – Long Horizon ============

This fund is a fund-of-funds that is fully invested in various funds listed under this filing and in the Form N-PX filed on August 28, 2013 for Transamerica Partners Funds Group, Investment Company Act #811-07674 (CIK #0000902844). The fund echo voted as follows on matters presented to Transamerica Partners Funds Group’s shareholders during the reporting period:

Meeting Date: February 26, 2013

Record Date: October 31, 2012

Transamerica Partners Core Bond

Transamerica Partners High Quality Bond

Transamerica Partners High Yield Bond

Transamerica Partners Inflation-Protected Securities

Transamerica Partners International Equity

Transamerica Partners Large Growth

Transamerica Partners Large Value

Transamerica Partners Mid Growth

Transamerica Partners Mid Value

Transamerica Partners Money Market

Transamerica Partners Small Growth

Transamerica Partners Small Value

Proposal No.	Description of Proposal	Proponent	Mgmt Rec	Vote Cast	For/Against Mgmt
1	To Elect Board Members	Mgmt	For	Echo	Echo
2	Approval of Changes to Fundamental Investment Policies: (A) Underwriting, (B) Real Estate And (C) Concentration	Mgmt	For	Echo	Echo
3	Approval of a New Investment Sub-Advisory Agreement*	Mgmt	For	Echo	Echo

*Only Transamerica Partners Money Market Portfolio

=========== Transamerica Asset Allocation – Short Horizon ============

This fund is a fund-of-funds that is fully invested in various funds listed under this filing and in the Form N-PX filed on August 28, 2013 for Transamerica Partners Funds Group, Investment Company Act #811-07674 (CIK #0000902844). The fund echo voted as follows on matters presented to Transamerica Partners Funds Group’s shareholders during the reporting period:

Meeting Date: February 26, 2013

Record Date: October 31, 2012

Transamerica Partners Core Bond

Transamerica Partners High Quality Bond

Transamerica Partners High Yield Bond

Transamerica Partners Inflation-Protected Securities

Transamerica Partners International Equity

Transamerica Partners Large Growth

Transamerica Partners Large Value

Transamerica Partners Money Market

Transamerica Partners Small Core

Proposal No.	Description of Proposal	Proponent	Mgmt Rec	Vote Cast	For/Against Mgmt
1	To Elect Board Members	Mgmt	For	Echo	Echo
2	Approval of Changes to Fundamental Investment Policies: (A) Underwriting, (B) Real Estate And (C) Concentration	Mgmt	For	Echo	Echo
3	Approval of a New Investment Sub-Advisory Agreement*	Mgmt	For	Echo	Echo

*Only Transamerica Partners Money Market Portfolio

======== Transamerica Asset Allocation – Short/Intermediate Horizon =========

This fund is a fund-of-funds that is fully invested in various funds listed under this filing and in the Form N-PX filed on August 28, 2013 for Transamerica Partners Funds Group, Investment Company Act #811-07674 (CIK #0000902844). The fund echo voted as follows on matters presented to Transamerica Partners Funds Group’s shareholders during the reporting period:

Meeting Date: February 26, 2013

Record Date: October 31, 2012

Transamerica Partners Core Bond

Transamerica Partners High Quality Bond

Transamerica Partners High Yield Bond

Transamerica Partners Inflation-Protected Securities

Transamerica Partners International Equity

Transamerica Partners Large Growth

Transamerica Partners Large Value

Transamerica Partners Mid Growth

Transamerica Partners Mid Value

Transamerica Partners Money Market

Transamerica Partners Small Core

Proposal No.	Description of Proposal	Proponent	Mgmt Rec	Vote Cast	For/Against Mgmt
1	To Elect Board Members	Mgmt	For	Echo	Echo
2	Approval of Changes to Fundamental Investment Policies: (A) Underwriting, (B) Real Estate And (C) Concentration	Mgmt	For	Echo	Echo
3	Approval of a New Investment Sub-Advisory Agreement*	Mgmt	For	Echo	Echo

*Only Transamerica Partners Money Market Portfolio

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TRANSAMERICA PARTNERS FUNDS GROUP II
(Registrant)

By:	/s/ Thomas A. Swank
Thomas A. Swank
President and Chief Executive Officer

Date:	August 28, 2013